PROPERTY AND EQUIPMENT (Table)	9 Months Ended	12 Months Ended
	Jun. 30, 2012	Sep. 30, 2011
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]

Property, plant and equipment consist of the following at June 30, 2012 and September 30, 2011:

	June 30, 2012 (Unaudited)	September 30, 2011

Computer equipment	$280,245	$242,149
Machinery and equipment	1,274,837	96,855
Furniture and fixtures	62,803	35,856
Leasehold improvements	62,469	62,469
Buildings	1,450,450	-
Construction in progress (1)	-	2,595,765
	$3,130,804	$3,033,094
Less: Accumulated depreciation	(342,323)	(158,416)
	$2,788,481	$2,874,678

Property, plant and equipment consist of the following at September30,2011and2010:

	2011	2010

Computer equipment	$242,149	$138,823
Machinery and equipment	96,855	96,855
Furniture and fixtures	35,856	34,720
Leasehold improvements	62,469	62,469
Construction in progress (1)	2,595,765	1,072,668
	$3,033,094	$1,405,535
Less: Accumulated depreciation	(158,416)	(110,147)
	$2,874,678	$1,295,388

(1) All construction in progress at September30,2011, was for the demonstration facility at Crystal Springs Resort which was completed in October2011.